Investments in joint ventures	6 Months Ended
Jun. 30, 2021
Investments in joint ventures
Investments in joint ventures

7. Investments in joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Accumulated earnings of joint ventures	$24,030	$9,690

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Total charter revenues	$20,571	$24,278	$41,488	$45,331
Operating expenses	(3,608)	(5,319)	(7,351)	(11,623)
Depreciation and amortization	(5,132)	(5,133)	(10,268)	(10,275)
Operating income	11,831	13,826	23,869	23,433
Unrealized gain (loss) on derivative instruments	68	4,589	15,414	(18,979)
Other financial expense, net	(5,518)	(5,842)	(10,909)	(11,905)
Income (loss) before tax	6,381	12,573	28,374	(7,451)
Income tax expense	—	223	—	—
Net income (loss)	$6,381	$12,796	$28,374	$(7,451)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	3,190	6,398	14,187	(3,726)
Eliminations	77	77	154	154
Equity in earnings (losses) of joint ventures	$3,267	$6,475	$14,341	$(3,572)

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Cash and cash equivalents	$20,801	$13,455
Restricted cash	36,232	21,264
Other current assets	558	178
Total current assets	57,591	34,897
Restricted cash	6	14,656
Vessels, net of accumulated depreciation	489,126	499,318
Total long-term assets	489,132	513,974
Current portion of long-term debt	360,751	199,030
Amounts and loans due to owners and affiliates	10,477	7,278
Derivative instruments	14,121	14,687
Refund liabilities	2,002	1,040
Other current liabilities	8,660	8,811
Total current liabilities	396,011	230,846
Long-term debt	—	176,385
Loans due to owners and affiliates	—	1,737
Derivative instruments	54,770	69,618
Other long-term liabilities	33,325	36,040
Total long-term liabilities	88,095	283,780
Net assets (liabilities)	$62,617	$34,245
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	31,309	17,123
Eliminations	(7,279)	(7,433)
Accumulated earnings (losses) of joint ventures	$24,030	$9,690